                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
December 13, 2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              35

Form 13F Table Value Total:                 327201
                                            (thousands)

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
                                                               Value          Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000  Shares  DiscretionManagersSole   Shared None
ARCHSTONE-SMITH TRUST              COM            039583109      15322  314172   SOLE     N/A    314172      0   0
AVALONBAY COMMUNITIES INC          COM            053484101      13468  123443   SOLE     N/A    123443      0   0
BIOMED REALTY TRUST INC            COM            09063H107       7899  266500   SOLE     N/A    266500      0   0
BOSTON PROPERTIES INC              COM            101121101      13299  142620   SOLE     N/A    142620      0   0
BRE PROPERTIES INC CL A            CLA            05564E106       8484  151500   SOLE     N/A    151500      0   0
CAMDEN PROPERTY TRUST              COM            133131102       7864  109141   SOLE     N/A    109141      0   0
COLUMBIA EQUITY TRUST INC          COM            197627102       4124  234600   SOLE     N/A    234600      0   0
CORPORATE OFFICE PROPERTIES TRUST  SH BEN INT     22002T108       3682   80500   SOLE     N/A     80500      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103       5585  102003   SOLE     N/A    102003      0   0
EQUITY OFFICE PROPERTIES TRUST     COM            294741103      11138  331700   SOLE     N/A    331700      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107      15278  326524   SOLE     N/A    326524      0   0
FIRST INDUSTRIAL REALTY TRUST      COM            32054K103       6736  157800   SOLE     N/A    157800      0   0
FIRST POTOMAC REALTY TRUST         COM            33610F109       3108  110000   SOLE     N/A    110000      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107       9386  192063   SOLE     N/A    192063      0   0
GRAMERCY CAPITAL CORP              COM            384871109       1815   72800   SOLE     N/A     72800      0   0
HOST HOTELS & RESORTS INC          COM            44107P104       8374  391317   SOLE     N/A    391317      0   0
INNKEEPERS USA TRUST               COM            4576J0104       6010  354600   SOLE     N/A    354600      0   0
KILROY REALTY CORP                 COM            49427F108       5876   76049   SOLE     N/A     76049      0   0
KIMCO REALTY CORP                  COM            49446R109      15943  392299   SOLE     N/A    392299      0   0
MACERICH COMPANY                   COM            554382101       7676  103800   SOLE     N/A    103800      0   0
MACK-CALI REALTY CORPORATION       COM            554489104       6426  133880   SOLE     N/A    133880      0   0
NORTHSTAR REALTY FINANCE CORPORATIOCOM            66704R100       9943  908000   SOLE     N/A    908000      0   0
PROLOGIS TRUST                     SH BEN INT     743410102      21294  398010   SOLE     N/A    398010      0   0
PUBLIC STORAGE INC                 COM            74460D109      12930  159178   SOLE     N/A    159178      0   0
REGENCY CENTERS CORP               COM            758849103       7647  113811   SOLE     N/A    113811      0   0
SENIOR HOUSING PROPERTIES TRUST    SH BEN INT     81721M109       5788  319800   SOLE     N/A    319800      0   0
SIMON PROPERTY GROUP INC           COM            828806109      21205  252021   SOLE     N/A    252021      0   0
SL GREEN REALTY CORP               COM            78440X101      15477  152484   SOLE     N/A    152484      0   0
STRATEGIC HOTELS & REORTS INC      COM            86272T106       8865  380800   SOLE     N/A    380800      0   0
SUNSTONE HOTEL INVESTORS INC       COM            867892101       7318  252600   SOLE     N/A    252600      0   0
TANGER FACTORY OUTLET CENTERS      COM            875465106       3379   98200   SOLE     N/A     98200      0   0
U-STORE-IT TRUST                   COM            91274F104       9188  456000   SOLE     N/A    456000      0   0
VENTAS INC                         COM            92276F100       6622  199593   SOLE     N/A    199593      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109      14803  154196   SOLE     N/A    154196      0   0
WINDROSE MEDICAL PROPERTIES        COM            973491103       5249  348100   SOLE     N/A    348100      0   0



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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
March 31, 2006.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer